CONSOLIDATED STATEMENTS OF (LOSS)/INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF (LOSS)/INCOME [Abstract]
Revenue, net	$ 5,309	$ 4,476	$ 7,241
Voyage expenses, net	(335)	(162)	(270)
Vessels operating expenses	(2,377)	(1,880)	(1,786)
Management fees	(440)	(274)	(274)
General and administrative expenses	(345)	(18)	(12)
Other operating income	0	0	359
Depreciation expense	(1,130)	(680)	(680)
Amortization of deferred drydocking costs	(512)	(357)	(360)
Operating profit	170	1,105	4,218
Interest and finance costs	(452)	(3)	(3)
Interest income	72	56	13
Other costs, net	0	(3)	14
Net (loss) / income	(210)	1,155	4,242
Accumulated dividends on Series A Preferred Shares	(977)	0	0
Net (loss) / income attributable to common shareholders	$ (1,187)	$ 1,155	$ 4,242
(Loss) / earnings per common share, basic (in dollars per share)	$ (60.83)	$ 231	$ 848.4
(Loss) / earnings per common share, diluted (in dollars per share)	$ (60.83)	$ 231	$ 848.4
Weighted average number of shares, basic (in shares)	19,515	5,000	5,000
Weighted average number of shares, diluted (in shares)	19,515	5,000	5,000